Note 3 - Significant Accounting Policies (Detail) - Depreciation Rates	12 Months Ended
Nov. 30, 2012
Computer Equipment [Member] | Declining Balance [Member]
Depreciation Rate	30.00%
Software [Member] | Declining Balance [Member]
Depreciation Rate	50.00%
Furniture and Fixtures [Member] | Declining Balance [Member]
Depreciation Rate	20.00%
Laboratory Equipment [Member] | Declining Balance [Member]
Depreciation Rate	20.00%
Straight Line [Member]
Leasehold improvements	Over term of lease